Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1.	Organization and Description of Business

Adaptive Biotechnologies Corporation (“we,” “us” or “our”) is a commercial-stage company advancing the field of immune-driven medicine by harnessing the inherent biology of the adaptive immune system to transform the diagnosis and treatment of disease. We believe the adaptive immune system is nature’s most finely tuned diagnostic and therapeutic for most diseases, but the inability to decode it has prevented the medical community from fully leveraging its capabilities. Our immune medicine platform is the foundation for our expanding suite of products and services. The cornerstone of our immune medicine platform and core immunosequencing product, immunoSEQ, serves as our underlying research and development engine and generates revenue from academic and biopharmaceutical customers. Our first clinical diagnostic product, clonoSEQ, is the first test authorized by the Food and Drug Administration (“FDA”) for the detection and monitoring of minimal residual disease (“MRD”) in patients with select blood cancers.

We were incorporated in the State of Washington on September 8, 2009 under the name Adaptive TCR Corporation. On December 21, 2011, we changed our name to Adaptive Biotechnologies Corporation. We are headquartered in Seattle, Washington.

Initial Public Offering

Our registration statement on Form S-1 related to our initial public offering was declared effective on June 26, 2019, and our common stock began trading on The Nasdaq Global Select Market on June 27, 2019. On July 1, 2019, we completed our initial public offering in which we issued and sold 17,250,000 shares of common stock, including shares issued upon the exercise in full of the underwriters’ over-allotment option, at a public offering price of $20.00 per share. We received $315.9 million in net proceeds, after deducting underwriting discounts and commissions of $24.1 million and offering expenses of $5.0 million.

Immediately prior to the completion of our initial public offering on July 1, 2019, 93,039,737 shares of convertible preferred stock then outstanding converted into an equivalent number of shares of common stock. On July 1, 2019, in connection with the closing of our initial public offering, our amended and restated articles of incorporation, as filed with the Secretary of State of the State of Washington, and our amended and restated bylaws became effective. Also on July 1, 2019, an initial reserve of 15,519,170 shares under our new 2019 Equity Incentive Plan (“2019 Plan”) became effective.

1.	Organization and Description of Business

Adaptive Biotechnologies Corporation (“we,” “us” or “our”) is advancing the field of immune-driven medicine by harnessing the inherent biology of the adaptive immune system to transform the diagnosis and treatment of disease. We believe the adaptive immune system is nature’s most finely tuned diagnostic and therapeutic for most diseases, but the inability to decode it has prevented the medical community from fully leveraging its capabilities. Our immune medicine platform is the foundation for our expanding suite of products and services. The cornerstone of our immune medicine platform and core immunosequencing product, immunoSEQ, serves as our underlying research and development engine and generates revenue from academic and biopharmaceutical customers. Our first clinical diagnostic product, clonoSEQ, is the first test authorized by the FDA for the detection and monitoring of minimal residual disease (“MRD”) in patients with select blood cancers.

We were incorporated in the State of Washington on September 8, 2009 under the name Adaptive TCR Corporation. On December 21, 2011, we changed our name to Adaptive Biotechnologies Corporation. We are headquartered in Seattle, Washington.